S-K 1603(a) SPAC Sponsor	Feb. 03, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Apeiron Sponsor I
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Limited Liability Companies Act (Revised) of the Cayman Islands and other applicable law, our sponsor’s business is focused on investing in our company.
Securities Issued or to be Issued, Shares	20,000
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	75,000